EARNINGS PER SHARE - Earnings and Weighted Average Number of Shares Used in Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Net income for the year attributable to owners of the Company	$ 54,217	$ 54,015	$ 51,677
Weighted average number of shares for the purpose of basic earnings per share (in shares)	38,515	36,586	35,746
Weighted average number of shares for the purpose of diluted earnings per share (in shares)	39,717	37,674	36,685
BASIC EARNINGS PER SHARE (in usd per share)	$ 1.41	$ 1.48	$ 1.45
DILUTED EARNINGS PER SHARE (in usd per share)	$ 1.37	$ 1.43	$ 1.41